Revenue - Summary of Revenue by Segment, Market or Product Line (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	$ 2,986.4	$ 3,083.8	$ 2,716.3
Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	2,986.4	3,083.8	2,716.3
Operating Segments [Member] | Motion Picture Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	1,656.3	1,323.7	1,185.3
Operating Segments [Member] | Motion Picture Segment [Member] | Theatrical [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	226.5	120.7	65.3
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	736.3	598.0	612.1
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member] | Digital Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	652.3	527.5	497.1
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member] | Packaged Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	84.0	70.5	115.0
Operating Segments [Member] | Motion Picture Segment [Member] | Televison [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	274.4	217.8	257.9
Operating Segments [Member] | Motion Picture Segment [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	391.0	365.0	234.4
Operating Segments [Member] | Motion Picture Segment [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	28.1	22.2	15.6
Operating Segments [Member] | Television Production [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	1,330.1	1,760.1	1,531.0
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	242.6	245.0	92.0
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member] | Digital Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	240.6	241.7	85.1
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member] | Packaged Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	2.0	3.3	6.9
Operating Segments [Member] | Television Production [Member] | Televison [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	788.5	1,144.3	1,094.5
Operating Segments [Member] | Television Production [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	228.8	277.7	256.5
Operating Segments [Member] | Television Production [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	$ 70.2	$ 93.1	$ 88.0